Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Future Aggregate Minimum Payments Under Noncancelable Operating Leases

Future aggregate minimum payments under noncancelable operating leases as of the date indicated are as follows:

December 31, 2013
(in thousands)

Years Ending
2014	$489
2015	612
2016	639
2017	109

Total minimum lease payments	$1,849